TAXATION (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
PRC	$ (5,008)	$ 365,370	$ 390,488
Non-PRC	(16,030)	(30,544)	(22,045)
Income (loss) before income taxes and noncontrolling interests	$ (21,038)	$ 334,826	$ 368,443